Exhibit 99.2
Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer
Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending April 30, 2014

Storm Cost Recovery Group	SRC’s Collected and Remitted
Total	Collected: $1,352,665.68 Remitted: $1,429,575.21 *
*Includes $ 125,262.80 collected in March and remitted in April. Difference between total collected and total remitted amount reflects $48,353.27 collected in April and remitted in May.
$9,844.94 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of May 2014.
ENTERGY ARKANSAS, INC., as Servicer
By /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer
Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending May 31, 2014:

SRC Class Total	SRC Remittances During Month Collected: $1,176,995.73 Remitted: $1,175,840.20 *
*Includes $48,353.27 collected in April and remitted in May. Difference between total collected and total remitted amount reflects $49,508.80 collected in May and remitted in June.
$9,263.84 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of June 2014.
ENTERGY ARKANSAS, INC., as Servicer
By /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer
Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending June 30, 2014:

SRC Class Total	SRC Remittances During Month Collected: $1,139,457.59 Remitted: $1,090,392.30 *
*Includes $49,508.80 collected in May and remitted in June. Difference between total collected and total remitted amount reflects $98,574.09 collected in June and remitted in July.

$7,784.78 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of July 2014.
ENTERGY ARKANSAS, INC., as Servicer
By /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer
Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending July 31, 2014:

SRC Class Total	SRC Remittances During Month Collected: $1,292,490.63 Remitted: $1,338,054.60 *
*Includes $98,574.09 collected in June and remitted in July. Difference between total collected and total remitted amount reflects $53,010.12 collected in July and remitted in August.
$7,113.90 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of August 2014.
ENTERGY ARKANSAS, INC., as Servicer
By/s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer
Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending August 31, 2014:

SRC Class Total	SRC Remittances During Month Collected: $1,300,757.34 Remitted: $1,286,257.92*
*Includes $53,010.12 collected in July and remitted in August. Difference between total collected and total remitted amount reflects $67,509.54 collected in August and remitted in September.
$7,128.20 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of September 2014.
ENTERGY ARKANSAS, INC., as Servicer
By /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer
Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending September 30, 2014:

SRC Class Total	SRC Remittances During Month Collected: $1,346,101.81 Remitted: $1,381,028.31*
*Includes $67,509.54 collected in August and remitted in September. Difference between total collected and total remitted amount reflects $32,583.04 collected in September and remitted in October.
$7,870.91 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of October, 2014.
ENTERGY ARKANSAS, INC., as Servicer
By: /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer